Note 7. Revenue and Major Customers	12 Months Ended
Dec. 31, 2015
Notes
Note 7. Revenue and Major Customers

Note 7.        Revenue and Major Customers

For the years ended December 31, 2015 and 2014, the Company’s largest customer accounted for approximately 31% and 22% of our revenues, respectively.  The Company’s sludge processing agreement with Toho Water Authority, which was also its largest customer for the years 2011 through 2013, was not renewed at the beginning of 2014.  The Company’s failure to renew that agreement has had a material adverse effect on its business, financial conditions and results of operations.  For the years ended December 31, 2015 and 2014, the top three customers accounted for approximately 74% and 50%, respectively, of the Company’s revenues.  The accounts receivable balance due (which are unsecured) for these three customers at December 31, 2015 and 2014 was approximately $69,000 and $99,000, respectively.

Customers who accounted for more than 10% of the Company’s revenue for the year ended December 31, 2015 were:  Jacksonville (Fla) Electric Authority ($362,000); Altamonte Springs, Florida ($343,000); Merrell Brothers, Inc. ($178,000) and Indiantown, Florida ($122,000).  Customers who accounted for more than 10% of the Company’s revenue for the year ended December 31, 2014 were:  Altamonte Springs, Florida ($289,000); Jacksonville (Fla) Electric Authority ($235,000) and Cedar Bay (Fla) Cogenerating Co., LP ($138,000).

Beginning in March 2014, the Company’s operations in Florida were voluntarily delayed for a short time while the Company moved assets and personnel to a new site in Bradley, Florida.  While operations resumed in Bradley in June 2014, this reduction in revenue, while temporary, has materially reduced available cash to fund current or prior expenses incurred.  The Company’s sludge processing agreement with Altamonte Springs, which was its largest customer in 2014 and its second largest customer in 2015, representing approximately 29% of Company revenues, was not renewed effective April 2016.  The Company’s failure to renew that agreement may have a material adverse effect on its business, financial conditions and results of operations.

Additionally, economic considerations have made the supply of admixtures used in our processes more difficult to acquire due to coal-burning facilities operating less or not at all, primarily from the decrease in natural gas prices in the commercial marketplace.

A substantial portion of the Company's revenue is derived from services provided under contracts and agreements with existing licensees.  Some of these contracts, especially those contracts with large municipalities, provide for termination of the contract by the customer after giving relatively short notice (in some cases as little as ten days).  In addition, some of these contracts contain liquidated damages clauses, which may or may not be enforceable in the event of early termination of the contracts.  If one or more of these contracts are terminated prior to the expiration of its term, and the Company is not able to replace revenues from the terminated contract or receive liquidated damages pursuant to the terms of the contract, the lost revenue could have a material and adverse effect on its business and financial condition.